Investment property - Summary of investment property (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about investment property [line items]
Investment property	S/ 972,096	S/ 986,538	S/ 1,118,608	S/ 745,185
Land [member]
Disclosure of detailed information about investment property [line items]
Investment property	399,789	485,344
Real Plaza Shopping Malls [Member]
Disclosure of detailed information about investment property [line items]
Investment property	37,772	41,337
Buildings [member]
Disclosure of detailed information about investment property [line items]
Investment property	534,535	418,364
Leasehold improvements [member]
Disclosure of detailed information about investment property [line items]
Investment property		41,493
Level 3 of fair value hierarchy [member] | San Isidro – Lima | Land [member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 239,152	249,377
Investment Property year of Acquisition or Construction	2009 years
Investment Property Valuation Methodology	Appraisal
Level 3 of fair value hierarchy [member] | San Martín de Porres – Lima | Land [member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 72,013	64,501
Investment Property year of Acquisition or Construction	2015 years
Investment Property Valuation Methodology	Appraisal
Level 3 of fair value hierarchy [member] | Piura | Land [member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 50,396	50,708
Investment Property year of Acquisition or Construction	2008 years
Investment Property Valuation Methodology	Appraisal
Level 3 of fair value hierarchy [member] | Sullana | Land [member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 16,540	16,491
Investment Property year of Acquisition or Construction	2012 years
Investment Property Valuation Methodology	Appraisal
Level 3 of fair value hierarchy [member] | Santa Clara – Lima | Land [member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 12,961	10,342
Investment Property year of Acquisition or Construction	2017 years
Investment Property Valuation Methodology	Appraisal
Level 3 of fair value hierarchy [member] | Lurin | Land [member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 4,032	4,032
Investment Property year of Acquisition or Construction	2008 years
Investment Property Valuation Methodology	Appraisal
Level 3 of fair value hierarchy [member] | Miraflores – Lima | Land [member]
Disclosure of detailed information about investment property [line items]
Investment property		70,800
Investment Property year of Acquisition or Construction	2017 years
Investment Property Valuation Methodology	Appraisal
Level 3 of fair value hierarchy [member] | Others | Land [member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 4,695	11,672
Investment Property Valuation Methodology	DCF/Appraisal
Level 3 of fair value hierarchy [member] | Others | Buildings [member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 22,975	24,100
Investment Property Valuation Methodology	DCF
Level 3 of fair value hierarchy [member] | Talara | Real Plaza Shopping Malls [Member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 37,772	41,337
Investment Property year of Acquisition or Construction	2015 years
Investment Property Valuation Methodology	DCF
Level 3 of fair value hierarchy [member] | Orquídeas - San Isidro - Lima | Buildings [member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 168,787	144,645
Investment Property year of Acquisition or Construction	2017 years
Investment Property Valuation Methodology	DCF
Level 3 of fair value hierarchy [member] | Ate Vitarte – Lima | Buildings [member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 82,925	67,894
Investment Property year of Acquisition or Construction	2006 years
Investment Property Valuation Methodology	DCF
Level 3 of fair value hierarchy [member] | Chorrillos – Lima | Buildings [member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 71,680	51,552
Investment Property year of Acquisition or Construction	2017 years
Investment Property Valuation Methodology	DCF
Level 3 of fair value hierarchy [member] | Chimbote | Land [member]
Disclosure of detailed information about investment property [line items]
Investment property		7,421
Investment Property year of Acquisition or Construction	2015 years
Investment Property Valuation Methodology	Appraisal
Level 3 of fair value hierarchy [member] | Chimbote | Buildings [member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 49,898
Investment Property year of Acquisition or Construction	2015 years
Investment Property Valuation Methodology	DCF
Level 3 of fair value hierarchy [member] | Maestro – Huancayo | Buildings [member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 34,569	32,901
Investment Property year of Acquisition or Construction	2017 years
Investment Property Valuation Methodology	DCF
Level 3 of fair value hierarchy [member] | Cusco | Buildings [member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 30,774	28,472
Investment Property year of Acquisition or Construction	2017 years
Investment Property Valuation Methodology	DCF
Level 3 of fair value hierarchy [member] | Panorama – Lima | Buildings [member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 21,819	20,437
Investment Property year of Acquisition or Construction	2016 years
Investment Property Valuation Methodology	DCF
Level 3 of fair value hierarchy [member] | Pardo y Aliaga – Lima | Buildings [member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 19,963	19,164
Investment Property year of Acquisition or Construction	2008 years
Investment Property Valuation Methodology	DCF
Level 3 of fair value hierarchy [member] | Trujillo | Buildings [member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 17,600	16,270
Investment Property year of Acquisition or Construction	2016 years
Level 3 of fair value hierarchy [member] | Cercado de Lima – Lima | Buildings [member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 13,545	12,929
Investment Property year of Acquisition or Construction	2017 years
Investment Property Valuation Methodology	DCF
Level 3 of fair value hierarchy [member] | San Juan de Lurigancho – Lima | Leasehold improvements [member]
Disclosure of detailed information about investment property [line items]
Investment property		S/ 41,493
Investment Property year of Acquisition or Construction	2017 years
Investment Property Valuation Methodology	DCF